Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Measurement of fair values
Liabilities at beginning of period	$ 373,725
Net change in fair value	(3)	$ (913)
Liabilities at end of period	323,678	373,725
Share warrant obligation
Measurement of fair values
Liabilities at beginning of period	365
Net change in fair value	(3)
Liabilities at end of period	362	365
Share warrant obligation | Level 3
Measurement of fair values
Liabilities at beginning of period	365	1,278
Net change in fair value		(913)
Liabilities at end of period		365
Put option liability
Measurement of fair values
Liabilities at beginning of period	15,002
Liabilities at end of period	15,002	15,002
Put option liability | Level 3
Measurement of fair values
Liabilities at beginning of period	$ 15,002	28,995
Net change in fair value		129
Cubic Games Studio Ltd's put option exercise/expiration		(14,122)
Liabilities at end of period		$ 15,002